Shareowners' Equity (Redeemable Noncontrolling Interest) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest balance at January 1	$ 2,972	$ 98	$ 98
Net earnings	(53)	(4)
Dividends	9	10
Dispositions	0	0
Redemption value adjustment	(32)	0
Other(a)	94	(10)
Redeemable noncontrolling interest ending balance at March 31	3,036	$ 73	2,972
Acquisition Alstom
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest in joint venture	$ 2,950		$ 2,900